Loans Payable	6 Months Ended
Jun. 30, 2025
Loans Payable [Abstract]
Loans Payable

Note 13 – Loans Payable

Loans Payable

Loans payable consists of the following:

	June 30, 2025	December 31, 2024
	EUR	EUR

Unsecured – at amortized cost	54,426	9,463
Less current portion	(6,320)	(6,297)
	48,106	3,166

The 2024 balance includes a loan extended to Brera Milano during Covid to continue operations while the public could not attend events.

The balance also includes Juve Stabia’s non-current portion of a mortgage loan with BCC Bank amounting to EUR48,106 as of June 30, 2025. The Company obtained the loan under a medium-term financing agreement entered on July 23, 2020 for a total amount of EUR200.000. The loan bears interest at a floating rate, determined as 6-month Euribor (360-day basis) plus a spread of 5.5% plus variable interest during the year, with semi-annual repricing and instalment payments over a total term of 72 months. The maturity date of the loan is July 31, 2026. As of June 30 2025, the total outstanding principal was EUR54,426, of which EUR6,320 represents the current portion due within the next 12 months and EUR48,106 represents the non-current portion payable after June 30 2026 through maturity. No principal amounts are due beyond July 2026.

Loans Payable to Related Parties

Director Loans

In April 2023, we received an interest-free loan from Goran Pandev, one of our directors, in the amount of EUR76,554, which was to be repaid within one year and, accordingly, the loan was classified as a current liability on our Consolidated Statement of Financial Position at December 31, 2023. In November 2024, the loan was revised to be repaid no later than three years from its date of issuance. As such, as of June 30, 2025 and December 31, 2024, we have classified the loan as a non-current liability on our Consolidated Statement of Financial Position. The amount of imputed interest is immaterial. As of June 30, 2025, the loan balance increased to EUR79,018, primarily due to foreign currency translation adjustments. On June 30, 2025 Mr. McClory entered into a cancellation and exchange agreement, pursuant to which he cancelled loans in the amount of EUR42,662 in exchange for 8,000 of our Class A Ordinary Shares at a price of US$5.33 per share which was determined based on the 15-day volume-weighted average price (VWAP).

During the period from January 1, 2025 to June 30, 2025, Daniel Joseph McClory, the Company’s Executive Chairman, provided the Company with short-term loans totaling EUR2,144,173. These loans bear a fixed interest charge of EUR178,463, of which EUR72,783 had accrued and remained payable as of June 30, 2025. The outstanding principal balance of EUR2,144,173 is presented as a related-party loan on the Company’s Consolidated Statement of Financial Position as of that date.

As of June 30, 2025, the Company had an outstanding balance of EUR343,619 payable to its Juve Stabia shareholders. The loan is unsecured, interest-free, and does not have a fixed maturity date. Accordingly, the amount is presented as a current liability. The balance represents financial support provided by shareholders to fund ongoing operations, with repayment subject to the availability of future cash flows and at the discretion of the shareholders.